Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Income Tax Contingency [Line Items]
Unrecognized tax benefits, beginning balance	$ 0	$ 0
Increase related to prior year tax positions	115
Decrease related to prior year tax positions
Increase related to current year tax positions	164
Settlements
Lapse of statute of limitations
Unrecognized tax benefits , ending balance	$ 279	$ 0